Post-Employment and Other Non-current Employee Benefits	12 Months Ended
Dec. 31, 2018
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Post-Employment and Other Non-current Employee Benefits

Note 16. Post-Employment and Other Non-current Employee Benefits

The Company has various labor liabilities for employee benefits in connection with pension and retirement plans, seniority premiums and post-employment benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those, recorded in the consolidated financial statements.

16.1 Assumptions

The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations. In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2018		2017		2016
Financial:
Discount rate used to calculate the defined benefit obligation	9.4%		7.60%		7.00%
Salary increase	4.6%		4.60%		4.50%
Future pension increases	3.6%		3.50%		3.50%
Biometric:
Mortality	EMSSA 2009	(1)	EMSSA 2009	(1)	EMSSA 2009	(1)
Disability	IMSS-97	(2)	IMSS-97	(2)	IMSS-97	(2)
Normal retirement age	60 years		60 years		60 years
Rest of employee turnover	BMAR2007	(3)	BMAR2007	(3)	BMAR2007	(3)

(1)	EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3)	BMAR. Actuary experience

In Mexico the methodology used to determine the discount rate was the yield or Internal Rate of Return (“IRR”) which involves a yield curve. In this case, the expected rates of each period were taken from a yield curve of the Mexican Federal Government Treasury Bond (known as CETES in Mexico) because there is no deep market in high quality corporate obligations in Mexico.

In Mexico upon retirement, the Company purchases an annuity for senior executives, which will be paid according to the option chosen by the employee.

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2019	314	39
2020	230	30
2021	203	28
2022	182	27
2023	260	26
2024 to 2028	1,562	139

16.2 Balances of the liabilities for post-employment and other non-current employee benefits

	2018		2017
Pension and Retirement Plans:
Vested benefit obligation	Ps.	480	Ps.	389
Non-vested benefit obligation		1,210		1,398

Accumulated benefit obligation		1,690		1,787
Excess of projected defined benefit obligation over accumulated benefit obligation		1,695		2,582

Defined benefit obligation		3,385		4,369
Pension plan funds at fair value		(1,031)		(1,692)

Net defined benefit liability	Ps.	2,354	Ps.	2,677

Seniority Premiums:
Vested benefit obligation	Ps.	40	Ps.	36
Non-vested benefit obligation		204		267

Accumulated benefit obligation		244		303
Excess of projected defined benefit obligation over accumulated benefit obligation		165		158

Defined benefit obligation		409		461
Seniority premium plan funds at fair value		(111)		(109)

Net defined benefit liability	Ps.	298	Ps.	352

Total post-employment and other non-current employee benefits	Ps.	2,652	Ps.	3,029

16.3 Trust assets

Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of instrument	2018	2017
Fixed return:
Traded securities	25%	14%
Life annuities	20%	12%
Bank instruments	4%	6%
Federal government instruments	32%	50%
Variable return:
Publicly traded shares	19%	18%

	100%	100%

In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.

In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in the Federal Government, among others.

The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and the monitoring and supervision of the trust beneficiary. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. This technical committee is also responsible for reviewing the correct operation of the plan in all of the countries in which the Company has these benefits.

The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan so as to invest in assets whose expected return coincides with the estimated future payments.

Since the Mexican Tax Law limits the plan asset investment to 10% for related parties, this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.

In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.

In Mexico, the amounts and types of securities of the Company in related parties included in portfolio fund are as follows:

	2018		2017
Mexico
Portfolio:
Debt:
Grupo Televisa, S.A.B. de C.V.	Ps.	17	Ps.	17
Grupo Industrial Bimbo, S.A.B. de C. V.		23		24
Grupo Financiero Banorte, S.A.B. de C.V.		8		7
Banco Compartamos Banco.		4		—
Gentera, S.A.B. de C.V.		—		8
Capital:
Walmart de Mexico S.A de C.V.		6		—
Fomento Económico Mexicano, S.A.B de C.V.		5		8
El Puerto de Liverpool, S.A.B. de C.V.		3		5
Grupo aeropuerto del sureste		2		—
Grupo Televisa, S.A.B. de C.V.		1		—
Gruma, S.A.B. de C.V.		—		3
Gentera, S.A.B. de C.V.		—		4

During the years ended December 31, 2018, 2017 and 2016, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during the following fiscal year.

16.4 Amounts recognized in the consolidated income statements and the consolidated statements of comprehensive income

	Income statement								Accumulated OCI
2018	Current Service Cost		Past Service Cost		(Gain) or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps.	195	Ps.	—	Ps.	(5)	Ps.	265	Ps.	370
Seniority premiums		42		—		—		34		(26)

Total	Ps.	237	Ps.	—	Ps.	(5)	Ps.	299	Ps.	344

	Income statement								Accumulated OCI
2017	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps.	145	Ps.	10	Ps.	—	Ps.	140	Ps.	539
Seniority premiums		44		—		—		23		28

Total	Ps.	189	Ps.	10	Ps.	—	Ps.	163	Ps.	567

	Income statement								Accumulated OCI
2016	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes

Pension and retirement plans	Ps.	145	Ps.	43	Ps.	(61)	Ps.	134	Ps.	558
Seniority premiums		45		—		—		20		27

Total	Ps.	190	Ps.	43	Ps.	(61)	Ps.	154	Ps.	585

Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2018		2017		2016
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps.	567	Ps.	585	Ps.	462
Recognized during the year (obligation liability and plan assets)		100		(169)		75
Actuarial gains and losses arising from changes in financial assumptions		(357)		165		(29)
Acquisitions		(83)		—		—
Foreign exchange rate valuation (gain)		(66)		(14)		77
Philippines disposal		183		—		—

Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	344	Ps.	567	Ps.	585

Remeasurements of the net defined benefit liability include the following:

•	The return on plan assets, excluding amounts included in net interest expense.

•	Actuarial gains and losses arising from changes in demographic assumptions.

•	Actuarial gains and losses arising from changes in financial assumptions.

16.5 Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2018		2017		2016
Pension and Retirement Plans:
Initial balance	Ps.	4,369	Ps.	2,915	Ps.	2,687
Current service cost		195		241		145
Effect on curtailment		(5)		—		(61)
Interest expense		265		258		194
Actuarial gains or losses		(391)		190		(7)
Foreign exchange loss		(86)		(69)		141
Benefits paid		(265)		(385)		(192)
Acquisitions		417		1,209		—
Philippines disposal		(1,111)		—		—
Past service cost		—		10		8

	Ps.	3,388	Ps.	4,369	Ps.	2,915

Seniority Premiums:
Initial balance	Ps.	461	Ps.	416	Ps.	404
Current service cost		42		44		45
Effect on curtailment		—		—		—
Interest expense		34		29		27
Actuarial gains or losses		(84)		12		(22)
Benefits paid		(42)		(40)		(38)

	Ps.	411	Ps.	461	Ps.	416

Post-employment:
Initial balance	Ps.	—	Ps.	—	Ps.	135
Current service cost		—		—		—
Certain liability cost		—		—		—
Interest expense		—		—		—
Reclassification to certain liability cost		—		—		(135)
Actuarial gains or losses		—		—		—
Foreign exchange gain		—		—		—
Benefits paid		—		—		—
Liabilities directly associated with assets held for sale		—		—		—

	Ps.	—	Ps.	—	Ps.	—

16.6 Changes in the balance of trust assets

	2018		2017		2016
Pension and retirement plans:
Balance at beginning of year	Ps.	1,692	Ps.	910	Ps.	864
Actual return on trust assets		30		113		15
Foreign exchange gain		(2)		86		4
Life annuities		16		21		28
Benefits paid		(1)		(136)		(1)
Acquisitions		—		698		—
Philippines diposal		(704)		—		—

Balance at end of year	Ps.	1,031	Ps.	1,692	Ps.	910

Seniority premiums
Balance at beginning of year	Ps.	109	Ps.	102	Ps.	101
Actual return on trust assets		2		7		1

Balance at end of year	Ps.	111	Ps.	109	Ps.	102

As a result of the Company’s investments in life annuities plan, management does not expect the Company will need to make material contributions to the trust assets in order to meet its future obligations.

16.7 Variation in assumptions

The Company decided that the relevant actuarial assumptions that are subject to sensitivity and valuated through the projected unit credit method, are the discount rate and the salary increase rate. The reasons for choosing these assumptions are as follows:

•	Discount rate: The rate that determines the value of the obligations over time.

•	Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.

The following table presents the impact in absolute terms of a variation of 0.5% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensibility of this 0.5% on the significant actuarial assumptions is based on projected long-term discount rates to Mexico and a yield curve projections of long-term sovereign bonds:

+0.5%:					Income Statement				Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	167	Ps.	—	Ps.	(5)	Ps.	181	Ps.	130
Seniority premiums		41		—		—		28		(39)

Total	Ps.	208	Ps.	—	Ps.	(5)	Ps.	209	Ps.	91

Expected salary increase	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	183	Ps.	—	Ps.	(5)	Ps.	186	Ps.	266
Seniority premiums		44		—		—		28		(37)

Total	Ps.	227	Ps.	—	Ps.	(5)	Ps.	214	Ps.	229

16.8 Employee benefits expense

For the years ended December 31, 2018, 2017 and 2016, employee benefits expenses recognized in the consolidated income statements are as follows:

	2018		2017		2016
Included in cost of goods sold:
Wages and salaries	Ps.	4,295	Ps.	4,323	Ps.	4,827
Social security costs		1,320		1,449		1,234
Employee profit sharing		74		75		142
Pension and seniority premium costs (Note 16.4)		26		22		57
Share-based payment expense (Note 17.2)		3		6		11
Included in selling and distribution expenses:
Wages and salaries		16,590		12,001		13,526
Social security costs		4,651		4,417		4,571
Employee profit sharing		496		484		485
Pension and seniority premium costs (Note 16.4)		158		125		65
Share-based payment expense (Note 17.2)		11		7		18
Included in administrative expenses:
Wages and salaries		2,771		2,453		2,839
Social security costs		557		585		472
Employee profit sharing		31		31		56
Pension and seniority premium costs (Note 16.4)		46		42		66
Post-employment benefits other (Note 16.4)		2		10		5
Share-based payment expense (Note 17.2)		143		161		177

Total employee benefits expense	Ps.	31,174	Ps.	26,193	Ps.	28,551